Summary of Significant Accounting Policies (Assets of VIE subsidiaries) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cash and cash equivalents	$ 1,617,258	$ 193,740
Accounts receivable	4,412,326	3,509,168
Other receivables	0	3,083,527
Property and equipment	421,571	1,084,908
Deposits and other non-current assets	291,102	288,151
Total assets	$ 6,742,257	$ 8,159,494